REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 6,543,683	$ 8,232,512
Less valuation allowance	(741,429)	(1,837,800)
Total	5,802,254	6,394,712
Activity in the allowance for losses on real estate acquired in settlement of loans
Balance, beginning of year	1,837,800	4,706,775	2,515,800
(Recovery) provision charged to non-interest expense	(344,859)	1,770,126	3,175,919
Charge-offs	(751,512)	(4,639,101)	(984,944)
Balance, end of year	741,429	1,837,800	4,706,775
Residential Real Estate [Member]
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	3,822,042	5,162,875
Commercial Real Estate [Member]
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 2,721,641	$ 3,069,637